SCHEDULE OF STOCK-BASED PAYMENT EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Total expenses	$ 537	$ 371	$ 1,500	$ 1,056	$ 1,664	$ 1,638
Cost of Sales [Member]
Total expenses	6	6	23	11	22	29
Research and Development Expense [Member]
Total expenses	177	58	402	323	522	576
Selling and Marketing Expense [Member]
Total expenses	56	21	151	83	126	130
General and Administrative Expense [Member]
Total expenses	$ 298	$ 286	$ 924	$ 639	$ 994	$ 903